Credit Quality of Financing Receivables and the Allowance for Credit Losses (Tables)	12 Months Ended
Mar. 31, 2017
Information about Allowance for Credit Losses

The following table provides information about the allowance for credit losses for fiscal 2015, 2016 and 2017:

	March 31, 2015
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥13,473	¥9,047	¥32,744	¥14,148	¥15,384	¥84,796
Provision (Reversal)	5,456	(1,080)	4,800	(690)	3,145	11,631
Charge-offs	(7,189)	(53)	(13,247)	(3,390)	(3,832)	(27,711)
Recoveries	835	0	593	432	58	1,918
Other*2	10	234	782	217	449	1,692

Ending balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326

Individually evaluated for impairment	2,606	7,751	15,541	8,481	0	34,379
Not individually evaluated for impairment	9,979	397	10,131	2,236	15,204	37,947

Financing receivables:
Ending balance	¥1,330,353	¥124,768	¥965,028	¥42,292	¥1,216,454	¥3,678,895

Individually evaluated for impairment	11,993	22,032	51,793	15,216	0	101,034
Not individually evaluated for impairment	1,318,360	102,736	913,235	27,076	1,216,454	3,577,861

	March 31, 2016
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥12,585	¥8,148	¥25,672	¥10,717	¥15,204	¥72,326
Provision (Reversal)	7,367	(491)	3,362	(1,308)	2,787	11,717
Charge-offs	(7,572)	(504)	(5,298)	(1,236)	(4,075)	(18,685)
Recoveries	543	0	393	232	13	1,181
Other*3	344	(5,353)	(738)	(172)	(549)	(6,468)

Ending balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071

Individually evaluated for impairment	2,770	1,323	12,552	5,888	0	22,533
Not individually evaluated for impairment	10,497	477	10,839	2,345	13,380	37,538

Financing receivables:
Ending balance	¥1,461,982	¥81,211	¥996,649	¥30,524	¥1,190,136	¥3,760,502

Individually evaluated for impairment	14,101	11,057	37,422	11,013	0	73,593
Not individually evaluated for impairment	1,447,881	70,154	959,227	19,511	1,190,136	3,686,909

	March 31, 2017
	Millions of yen
	Loans				Direct financing leases	Total
	Consumer	Corporate		Purchased loans*1
		Non-recourse loans	Other
Allowance for credit losses:
Beginning balance	¥13,267	¥1,800	¥23,391	¥8,233	¥13,380	¥60,071
Provision (Reversal)	17,844	1,134	3,564	(1,247)	1,372	22,667
Charge-offs	(13,363)	0	(4,485)	(841)	(4,067)	(22,756)
Recoveries	469	0	222	232	11	934
Other*4	382	17	(1,613)	(316)	(159)	(1,689)

Ending balance	¥18,599	¥2,951	¥21,079	¥6,061	¥10,537	¥59,227

Individually evaluated for impairment	2,927	2,114	10,565	4,462	0	20,068
Not individually evaluated for impairment	15,672	837	10,514	1,599	10,537	39,159

Financing receivables:
Ending balance	¥1,616,009	¥88,726	¥1,063,628	¥24,795	¥1,204,024	¥3,997,182

Individually evaluated for impairment	16,667	6,032	28,883	7,443	0	59,025
Not individually evaluated for impairment	1,599,342	82,694	1,034,745	17,352	1,204,024	3,938,157

Note:	Loans held for sale are not included in the table above.
*1	Purchased loans represent loans with evidence of deterioration of credit quality since origination and for which it is probable at acquisition that collection of all contractually required payments from the debtors is unlikely.
*2	Other mainly includes foreign currency translation adjustments and decrease in allowance related to newly consolidated subsidiaries.
*3	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries. Additionally, other in non-recourse loans includes a decrease of ¥5,265 million due to the sale of controlling class interests of a certain VIE, which was formerly consolidated, to a third party and resulting in deconsolidation of that VIE.
*4	Other mainly includes foreign currency translation adjustments and decrease in allowance related to deconsolidated subsidiaries.

Information about Impaired Loans

The following table provides information about the impaired loans as of March 31, 2016 and 2017:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Loans Individually Evaluated for Impairment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded*1:		¥14,601	¥14,498	¥0
Consumer borrowers		931	852	0
	Housing loans	931	852	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		13,670	13,646	0
Non-recourse loans	Japan	4,776	4,776	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	211	211	0
	Other	8,683	8,659	0
Purchased loans		0	0	0
With an allowance recorded*2:		58,992	57,758	22,533
Consumer borrowers		13,170	12,628	2,770
	Housing loans	3,580	3,058	1,401
	Card loans	4,123	4,113	590
	Other	5,467	5,457	779
Corporate borrowers		34,809	34,117	13,875
Non-recourse loans	Japan	292	292	72
	The Americas	5,989	5,988	1,251
Other	Real estate companies	8,612	8,480	2,140
	Entertainment companies	2,218	2,209	840
	Other	17,698	17,148	9,572
Purchased loans		11,013	11,013	5,888

Total:		¥73,593	¥72,256	¥22,533

Consumer borrowers		14,101	13,480	2,770

	Housing loans	4,511	3,910	1,401

	Card loans	4,123	4,113	590

	Other	5,467	5,457	779

Corporate borrowers		48,479	47,763	13,875

Non-recourse loans	Japan	5,068	5,068	72

	The Americas	5,989	5,988	1,251

Other	Real estate companies	8,612	8,480	2,140

	Entertainment companies	2,429	2,420	840

	Other	26,381	25,807	9,572

Purchased loans		11,013	11,013	5,888

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Loans individually evaluated for impairment	Unpaid principal balance	Related allowance
With no related allowance recorded*1:		¥6,524	¥6,499	¥0
Consumer borrowers		973	956	0
	Housing loans	973	956	0
	Card loans	0	0	0
	Other	0	0	0
Corporate borrowers		5,439	5,431	0
Non-recourse loans	Japan	0	0	0
	The Americas	0	0	0
Other	Real estate companies	0	0	0
	Entertainment companies	8	2	0
	Other	5,431	5,429	0
Purchased loans		112	112	0
With an allowance recorded*2:		52,501	51,153	20,068
Consumer borrowers		15,694	14,775	2,927
	Housing loans	3,271	2,796	1,202
	Card loans	4,102	4,091	616
	Other	8,321	7,888	1,109
Corporate borrowers		29,476	29,047	12,679
Non-recourse loans	Japan	203	202	35
	The Americas	5,829	5,829	2,079
Other	Real estate companies	7,212	7,154	1,638
	Entertainment companies	1,728	1,720	637
	Other	14,504	14,142	8,290
Purchased loans		7,331	7,331	4,462

Total:		¥59,025	¥57,652	¥20,068

Consumer borrowers		16,667	15,731	2,927

	Housing loans	4,244	3,752	1,202

	Card loans	4,102	4,091	616

	Other	8,321	7,888	1,109

Corporate borrowers		34,915	34,478	12,679

Non-recourse loans	Japan	203	202	35

	The Americas	5,829	5,829	2,079

Other	Real estate companies	7,212	7,154	1,638

	Entertainment companies	1,736	1,722	637

	Other	19,935	19,571	8,290

Purchased loans		7,443	7,443	4,462

Note:	Loans held for sale are not included in the table above.
*1	“With no related allowance recorded” represents impaired loans with no allowance for credit losses as all amounts are considered to be collectible.
*2	“With an allowance recorded” represents impaired loans with the allowance for credit losses as all or a part of the amounts are not considered to be collectible.

Information about Average Recorded Investments in Impaired Loans and Interest Income

The following table provides information about the average recorded investments in impaired loans and interest income on impaired loans for fiscal 2015, 2016 and 2017:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥11,822	¥376	¥273
	Housing loans	6,286	268	180
	Card loans	3,368	60	51
	Other	2,168	48	42
Corporate borrowers		82,986	2,005	1,648
Non-recourse loans	Japan	5,975	10	10
	The Americas	15,657	502	502
Other	Real estate companies	22,009	417	355
	Entertainment companies	5,951	202	149
	Other	33,394	874	632
Purchased loans		18,736	0	0

Total		¥113,544	¥2,381	¥1,921

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥13,215	¥317	¥269
	Housing loans	5,090	176	148
	Card loans	3,970	69	59
	Other	4,155	72	62
Corporate borrowers		58,138	974	947
Non-recourse loans	Japan	5,117	7	7
	The Americas	11,759	275	275
Other	Real estate companies	13,843	210	198
	Entertainment companies	3,505	102	99
	Other	23,914	380	368
Purchased loans		12,864	0	0

Total		¥84,217	¥1,291	¥1,216

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Average Recorded Investments in Impaired Loans*	Interest Income on Impaired Loans	Interest on Impaired Loans Collected in Cash
Consumer borrowers		¥15,166	¥316	¥277
	Housing loans	4,261	146	130
	Card loans	4,113	67	58
	Other	6,792	103	89
Corporate borrowers		39,667	626	576
Non-recourse loans	Japan	1,224	6	6
	The Americas	5,679	66	66
Other	Real estate companies	7,720	189	177
	Entertainment companies	2,134	76	76
	Other	22,910	289	251
Purchased loans		9,348	591	591

Total		¥64,181	¥1,533	¥1,444

Note:	Loans held for sale are not included in the table above.
*	Average balances are calculated on the basis of fiscal beginning and quarter-end balances.

Information about Credit Quality Indicators

The following table provides information about the credit quality indicators as of March 31, 2016 and 2017:

	March 31, 2016
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,439,703	¥14,101	¥8,178	¥22,279	¥1,461,982
	Housing loans	1,131,276	4,511	2,267	6,778	1,138,054
	Card loans	255,753	4,123	657	4,780	260,533
	Other	52,674	5,467	5,254	10,721	63,395
Corporate borrowers		1,029,381	48,479	0	48,479	1,077,860
Non-recourse loans	Japan	14,883	5,068	0	5,068	19,951
	The Americas	55,271	5,989	0	5,989	61,260
Other	Real estate companies	261,558	8,612	0	8,612	270,170
	Entertainment companies	98,852	2,429	0	2,429	101,281
	Other	598,817	26,381	0	26,381	625,198
Purchased loans		19,511	11,013	0	11,013	30,524
Direct financing leases		1,177,580	0	12,556	12,556	1,190,136
	Japan	831,207	0	7,918	7,918	839,125
	Overseas	346,373	0	4,638	4,638	351,011

Total		¥3,666,175	¥73,593	¥20,734	¥94,327	¥3,760,502

	March 31, 2017
		Millions of yen
			Non-performing
Portfolio segment	Class	Performing	Loans individually evaluated for impairment	90+ days past-due loans not individually evaluated for impairment	Subtotal	Total
Consumer borrowers		¥1,589,620	¥16,667	¥9,722	¥26,389	¥1,616,009
	Housing loans	1,273,603	4,244	1,685	5,929	1,279,532
	Card loans	264,559	4,102	1,346	5,448	270,007
	Other	51,458	8,321	6,691	15,012	66,470
Corporate borrowers		1,117,439	34,915	0	34,915	1,152,354
Non-recourse loans	Japan	12,555	203	0	203	12,758
	The Americas	70,139	5,829	0	5,829	75,968
Other	Real estate companies	313,947	7,212	0	7,212	321,159
	Entertainment companies	94,190	1,736	0	1,736	95,926
	Other	626,608	19,935	0	19,935	646,543
Purchased loans		17,352	7,443	0	7,443	24,795
Direct financing leases		1,192,424	0	11,600	11,600	1,204,024
	Japan	839,848	0	6,442	6,442	846,290
	Overseas	352,576	0	5,158	5,158	357,734

Total		¥3,916,835	¥59,025	¥21,322	¥80,347	¥3,997,182

Note:	Loans held for sale are not included in the table above.

Information about Nonaccrual and Past Due Financing Receivables

The following table provides information about the non-accrual and past-due financing receivables as of March 31, 2016 and 2017:

	March 31, 2016
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥5,002	¥11,348	¥16,350	¥1,461,982	¥11,348
	Housing loans	2,283	4,435	6,718	1,138,054	4,435
	Card loans	503	1,103	1,606	260,533	1,103
	Other	2,216	5,810	8,026	63,395	5,810
Corporate borrowers		3,018	18,944	21,962	1,077,860	31,464
Non-recourse loans	Japan	0	4,776	4,776	19,951	4,776
	The Americas	2,370	400	2,770	61,260	5,924
Other	Real estate companies	44	2,727	2,771	270,170	2,727
	Entertainment companies	0	145	145	101,281	145
	Other	604	10,896	11,500	625,198	17,892
Direct financing leases		6,457	12,556	19,013	1,190,136	12,556
	Japan	500	7,918	8,418	839,125	7,918
	Overseas	5,957	4,638	10,595	351,011	4,638

Total		¥14,477	¥42,848	¥57,325	¥3,729,978	¥55,368

	March 31, 2017
		Millions of yen
		Past-due financing receivables
Portfolio segment	Class	30-89 days past-due	90 days or more past-due	Total past-due	Total financing receivables	Non-accrual
Consumer borrowers		¥6,433	¥12,971	¥19,404	¥1,616,009	¥12,971
	Housing loans	2,314	3,420	5,734	1,279,532	3,420
	Card loans	518	1,825	2,343	270,007	1,825
	Other	3,601	7,726	11,327	66,470	7,726
Corporate borrowers		4,902	15,224	20,126	1,152,354	24,474
Non-recourse loans	Japan	0	0	0	12,758	0
	The Americas	4,028	4,940	8,968	75,968	5,768
Other	Real estate companies	37	1,867	1,904	321,159	1,867
	Entertainment companies	0	140	140	95,926	140
	Other	837	8,277	9,114	646,543	16,699
Direct financing leases		4,834	11,600	16,434	1,204,024	11,600
	Japan	535	6,442	6,977	846,290	6,442
	Overseas	4,299	5,158	9,457	357,734	5,158

Total		¥16,169	¥39,795	¥55,964	¥3,972,387	¥49,045

Note:	Loans held for sale and purchased loans are not included in the table above.

Information about Troubled Debt Restructurings of Financing Receivables

The following table provides information about troubled debt restructurings of financing receivables that occurred during fiscal 2015, 2016 and 2017:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥5,504	¥4,061
	Housing loans	483	263
	Card loans	2,566	2,018
	Other	2,455	1,780
Corporate borrowers		946	891
Non-recourse loans	The Americas	145	145
Other	Other	801	746

Total		¥6,450	¥4,952

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥6,436	¥4,890
	Housing loans	71	23
	Card loans	2,405	1,910
	Other	3,960	2,957
Corporate borrowers		584	582
Non-recourse loans	The Americas	575	575
Other	Other	9	7

Total		¥7,020	¥5,472

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Pre-modification Outstanding Recorded Investment	Post-modification Outstanding Recorded Investment
Consumer borrowers		¥10,721	¥8,253
	Housing loans	640	587
	Card loans	2,120	1,687
	Other	7,961	5,979
Corporate borrowers		729	693
Other	Other	729	693

Total		¥11,450	¥8,946

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2015 and for which there was a payment default during fiscal 2015:

	March 31, 2015
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥122
	Housing loans	27
	Card loans	62
	Other	33
Corporate borrowers		330
Other	Other	330

Total		¥452

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2016 and for which there was a payment default during fiscal 2016:

	March 31, 2016
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥68
	Card loans	45
	Other	23

Total		¥68

The following table provides information about financing receivables modified as troubled debt restructurings within the previous 12 months from March 31, 2017 and for which there was a payment default during fiscal 2017:

	March 31, 2017
		Millions of yen
Portfolio segment	Class	Recorded Investment
Consumer borrowers		¥1,526
	Card loans	47
	Other	1,479

Total		¥1,526

Purchased loans
Information about Allowance for Credit Losses

Changes in the allowance for uncollectible accounts relating to the purchased loans for fiscal 2015, 2016 and 2017 are as follows:

	Millions of yen
	2015	2016	2017
Beginning balance	¥14,148	¥10,717	¥8,233
Provision (Reversal)	(690)	(1,308)	(1,247)
Charge-offs	(3,390)	(1,236)	(841)
Recoveries	432	232	232
Other*	217	(172)	(316)

Ending balance	¥10,717	¥8,233	¥6,061

*	Other includes foreign currency translation adjustments.